PROPERTY, PLANT AND EQUIPMENT - COMPONENTS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, net	CAD 64,284	CAD 64,434
Depreciation expense	2,049	1,852	CAD 1,461
Liquids Pipelines
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	52,661	52,634
Accumulated depreciation	(8,996)	(8,233)
Property, plant and equipment, net	43,665	44,401
Gas Distribution
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	10,299	9,806
Accumulated depreciation	(2,524)	(2,379)
Property, plant and equipment, net	7,775	7,427
Gas Pipelines and Processing
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	10,295	10,201
Accumulated depreciation	(2,167)	(2,003)
Property, plant and equipment, net	8,128	8,198
Green Power and Transmission
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	5,292	4,794
Accumulated depreciation	(778)	(600)
Property, plant and equipment, net	4,514	4,194
Energy Services
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	33	34
Accumulated depreciation	(13)	(13)
Property, plant and equipment, net	20	21
Eliminations and Other
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	315	331
Accumulated depreciation	(133)	(138)
Property, plant and equipment, net	CAD 182	193
Pipeline | Liquids Pipelines
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	2.70%
Property, plant and equipment, gross	CAD 30,809	31,092
Pipeline | Gas Pipelines and Processing
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	3.00%
Property, plant and equipment, gross	CAD 3,665	3,557
Compressors, meters and other operating equipment | Gas Pipelines and Processing
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	2.40%
Property, plant and equipment, gross	CAD 4,014	3,864
Processing and treating plants | Gas Pipelines and Processing
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	2.40%
Property, plant and equipment, gross	CAD 846	869
Pumping equipment, buildings, tanks and other | Liquids Pipelines
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	3.00%
Property, plant and equipment, gross	CAD 15,215	14,319
Pumping equipment, buildings, tanks and other | Gas Pipelines and Processing
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	8.40%
Property, plant and equipment, gross	CAD 306	275
Pumping equipment, buildings, tanks and other | Energy Services
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	4.00%
Property, plant and equipment, gross	CAD 33	34
Gas mains, services and other | Gas Distribution
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	3.10%
Property, plant and equipment, gross	CAD 10,022	8,819
Wind turbines, solar panels and other | Green Power and Transmission
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	4.10%
Property, plant and equipment, gross	CAD 4,259	4,311
Power transmission | Green Power and Transmission
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	2.20%
Property, plant and equipment, gross	CAD 378	387
Land and right-of-way | Liquids Pipelines
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	2.40%
Property, plant and equipment, gross	CAD 1,218	1,221
Land and right-of-way | Gas Distribution
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	1.00%
Property, plant and equipment, gross	CAD 133	85
Land and right-of-way | Gas Pipelines and Processing
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	2.30%
Property, plant and equipment, gross	CAD 673	680
Land and right-of-way | Green Power and Transmission
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	1.90%
Property, plant and equipment, gross	CAD 43	45
Under construction | Liquids Pipelines
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	5,419	6,002
Under construction | Gas Distribution
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	144	902
Under construction | Gas Pipelines and Processing
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	791	956
Under construction | Green Power and Transmission
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	CAD 612	51
Vehicles, office furniture, equipment and other | Eliminations and Other
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)	9.30%
Property, plant and equipment, gross	CAD 315	CAD 331